Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

	2022	2021
Furniture and fixtures	$173	$173
Office and computer equipment	7,393	5,638
Software	13,864	15,227
Test equipment	347	347
Leasehold improvements	2,312	2,689
	24,089	24,074
Less: Accumulated depreciation	(19,431)	(20,632)
Add: Assets under development	112	1,518
Net property, plant and equipment	$4,770	$4,960